ACCOUNTS RECEIVABLE - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance at beginning of year	$ 0	$ 976	$ 965
Provision for credit losses	0	0	6
Write-offs	0	(970)	0
Effect of exchange rate	0	(6)	5
Balance at end of year	$ 0	$ 0	$ 976